Income Taxes (Details Narrtive)	4 Months Ended	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Successor [Member]
Effective income tax rate	19.50%
Predecessor [Member]
Effective income tax rate		7.30%
OMAN [Member]
Income tax statutory rate	15.00%
Minimum [Member]
Income tax statutory rate	0.00%
Maximum [Member]
Income tax statutory rate	35.00%